Vessels	9 Months Ended
Sep. 30, 2025
Vessels [Abstract]
Vessels
Note 5 – Vessels
A vessel’s recoverable amount is the higher of the vessel’s fair value less cost of disposal and its value in use. The carrying amounts of vessels held and used by us are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel. Each of the Company’s vessels have been viewed as a separate CGU as the vessels have cash inflows that are largely independent of the cash inflows from other assets. In instances where a vessel is considered impaired, it is written down to its recoverable amount. For the quarter ended September 30, 2025, the Company performed an assessment using both internal and external sources of information and concluded that there were no indicators of impairment.
Vessels

Cost of Vessels
$ in thousands
At January 1, 2025	1,982,741
Additions	2,389
Retirement [1]	(132,349)
At September 30, 2025	1,852,781

Depreciation and amortization
$ in thousands
At January 1, 2025	797,165
Depreciation and amortization [2]	78,046
Retirement [1]	(64,464)
At September 30, 2025	810,746

Carrying Amount
$ in thousands
At January 1, 2025	1,185,576
At September 30, 2025	1,042,035
[1]Relates to the sale of DHT Lotus, the sale of DHT Peony, and completed depreciation of drydocking for DHT Jaguar.
[2] Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represent an additional $1,333 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $79,379 thousand in depreciation and amortization.
Gain on sale of vessels
In December 2024, the Company entered into an agreement to sell the DHT Scandinavia, a 2006 built VLCC, for $43.4 million. The vessel was delivered to its new owner in the first quarter of 2025, resulting in a gain of $19.8 million. In April 2025, the Company entered into an agreement to sell DHT Lotus and DHT Peony, both built in 2011, for a combined price of $103.0 million. DHT Lotus was delivered to its new owner in the second quarter of 2025, resulting in a gain of $17.5 million. DHT Peony was delivered in the third quarter of 2025, resulting in a gain of $15.7 million.

Advances for vessel and vessel upgrades
Cost of advances for vessel and vessel upgrades relates to prepaid docking, and the deposit paid in relation to the acquisition announced in June. The agreed price for the vessel, to be named DHT Nokota, is $107.0 million, of which $10.7 million has been paid and $96.3 million is expected to be paid upon delivery to DHT’s fleet during the fourth quarter of 2025.

Cost of advances for vessel and vessel upgrades
$ in thousands
At January 1, 2025	-
Additions	11,924
At September 30, 2025	11,924

Vessels under construction
The Company has entered into agreements to build four large VLCCs, fitted with exhaust gas cleaning systems, expected to be delivered between January and June 2026. Two will be constructed at each Hyundai Samho Heavy Industries Co., Ltd. (“HHI”) and Hanwha Ocean Co., Ltd. (“Hanwha”) in South Korea. The average price for the four ships is $130 million, adjusted for change orders. As of September 30, 2025, the Company has paid $179.8 million related to the installments under its newbuilding program. In addition, the Company has capitalized $9.3 million as borrowing costs in connection with the financing of the vessels under construction, at an average interest rate of 6.6% p.a., and $1.8 million related to other directly attributable expenses.

Cost of vessels under construction
$ in thousands
At January 1, 2025	93,178
Additions	97,707
At September 30, 2025	190,884

The following table represents future expected payments related to the vessels under construction as of September 30, 2025:

Vessels under construction
$ in thousands
Within the next 12 months	339,946
At September 30, 2025*	339,946

*These are estimates only and are subject to change as construction progresses.